Intangible assets - Main amortization rates (Details)	12 Months Ended
Dec. 31, 2019
Exploration rights | Minimum
Intangible assets
Description of useful life, intangible assets other than goodwill	UOP
Exploration rights | Maximum
Intangible assets
Amortisation rate, intangible assets other than goodwill	33.00%
Transport rights of natural gas
Intangible assets
Amortisation rate, intangible assets other than goodwill	3.00%
Other concessions, licenses, trademarks and similar items | Minimum
Intangible assets
Amortisation rate, intangible assets other than goodwill	3.00%
Other concessions, licenses, trademarks and similar items | Maximum
Intangible assets
Amortisation rate, intangible assets other than goodwill	33.00%
Service concession arrangements | Minimum
Intangible assets
Amortisation rate, intangible assets other than goodwill	20.00%
Service concession arrangements | Maximum
Intangible assets
Amortisation rate, intangible assets other than goodwill	33.00%
Capitalized costs for customer acquisition | Minimum
Intangible assets
Amortisation rate, intangible assets other than goodwill	25.00%
Capitalized costs for customer acquisition | Maximum
Intangible assets
Amortisation rate, intangible assets other than goodwill	33.00%
Other intangible assets | Minimum
Intangible assets
Amortisation rate, intangible assets other than goodwill	4.00%
Other intangible assets | Maximum
Intangible assets
Amortisation rate, intangible assets other than goodwill	20.00%